STOCKHOLDERS’ DEFICIT	12 Months Ended
Feb. 28, 2025
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

12. STOCKHOLDERS’ DEFICIT

Preferred Stock: The Company is authorized to issue up to 20,000,000 shares of $0.001 par value preferred stock. The board of directors is authorized to designate any series of preferred stock up to the total authorized number of shares.

Series B Convertible, Redeemable Preferred Stock

The board of directors has designated 5,000 shares of Series B Convertible, Redeemable Preferred Stock with a par value of $0.001 per share. As of the date of this report, there are no shares of Series B Preferred Stock outstanding. The Series B Convertible Preferred Stock are redeemable at $1,200 per share, rank in priority to common stock and common stock equivalents upon liquidation of the Company, have voting rights on a converted basis and receives quarterly dividends of 8%. Each holder may, at any time and from time to time convert all, but not less than all, of their shares of Series B Convertible, Redeemable Preferred Stock into a number of fully paid and nonassessable shares of common stock determined by dividing the redemption value by the Conversion Price. The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (85%) of the lowest traded price for the Company’s common stock during the fifteen (15) Trading Days immediately preceding, but not including, the Conversion Date. Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of eight percent (8%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full. On the thirtieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem one-third of the Preferred Stock outstanding for a redemption price equal to the redemption value of each such share of Preferred Stock, plus any accrued but unpaid dividends, plus all other amounts due to the Holder including, but not limited to Late Fees, liquidated damages and the legal fees and expenses of the Holder’s counsel. On the sixtieth (60th) calendar day following the date Preferred Stock is issued, the Corporation shall have the obligation to redeem one-half of the Preferred Stock then outstanding for the redemption price. On the ninetieth (90th) calendar day following the date Preferred Stock is issued, the Corporation shall have the obligation to redeem all of the Preferred Stock then outstanding for the redemption price. From the date of issuance until the date no shares of Series B Preferred Stock are issued and outstanding, unless Holders of at least 75% in Stated Value of the then outstanding shares of Preferred Stock shall have otherwise given prior written consent, the Corporation shall not, and shall not permit any of the Subsidiaries to, directly or indirectly: (a) other than Permitted Indebtedness, enter into, create, incur, assume, guarantee or suffer to exist any indebtedness for borrowed money of any kind, including but not limited to, a guarantee, on or with respect to any of its property or assets now owned or hereafter acquired or any interest therein or any income or profits therefrom; (b) other than Permitted Liens, enter into, create, incur, assume or suffer to exist any Liens of any kind, on or with respect to any of its property or assets now owned or hereafter acquired or any interest therein or any income or profits therefrom; (c) amend its charter documents, including, without limitation, its articles of incorporation and bylaws, in any manner that materially and adversely affects any rights of the Holder; (d) repay, repurchase or offer to repay, repurchase or otherwise acquire of any shares of its Common Stock, Common Stock Equivalents or Junior Securities, other than as to the Conversion Shares as permitted or required under the Transaction Documents: (e) pay cash dividends or distributions on Junior Securities of the Corporation; f) enter into any transaction with any Affiliate of the Corporation which would be required to be disclosed in any public filing with the Commission, unless such transaction is made on an arm’s-length basis and expressly approved by a majority of the disinterested directors of the Corporation (even if less than a quorum otherwise required for board approval); or(g) enter into any agreement with respect to any of the foregoing.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Series C Convertible, Redeemable Preferred Stock

The board of directors has designated 1,000 shares of Series C Convertible, Redeemable Preferred Stock with a par value of $0.001 per share. As of the date of this report, there are 306 shares of Series C Preferred Stock outstanding. The Series C Convertible Preferred Stock are redeemable at $1,200 per share, rank in priority to common stock and common stock equivalents upon liquidation of the Company, have voting rights on a converted basis and receives quarterly dividends of 12%. Each holder may, after 180 days after issuance, at any time and from time to time convert all, but not less than all, of their shares of Series C Convertible, Redeemable Preferred Stock into a number of fully paid and nonassessable shares of common stock determined by dividing the redemption value by the Conversion Price. The Conversion price is equal to the lower of (1) a fixed price equaling the closing bid price of the Common Stock on the trading day immediately preceding the date of the acquisition of the shares and (2) the lowest traded price of the Common Stock during the ten (10) calendar days immediately preceding, but not including, the Conversion Date. Following an event of default,” as defined in the Purchase Agreement, the Conversion price shall equal the lower of: (a) the then applicable Conversion Price; or (b) a price per share equaling eighty five percent (90%) of the lowest traded price for the Company’s common stock during the fifteen (10) Trading Days immediately preceding, but not including, the Conversion Date. Each share of Preferred Stock shall be entitled to receive, and the Corporation shall pay, cumulative dividends of twelve percent (12%) per annum, payable quarterly, beginning on the Original Issuance Date and ending on the date that such share of Preferred Share has been converted or redeemed. Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company. Any dividends that are not paid a shall continue to accrue and shall entail a late fee, which must be paid in cash, at the rate of 14% per annum or the lesser rate permitted by applicable law which shall accrue and compound daily from the dividend payment date through and including the date of actual payment in full. On the one hundred eightieth day following the issue date of this Preferred Stock the Company shall have the obligation to redeem all outstanding Series Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents (“Redemption Date”). Prior to the Redemption Date, the Company at its discretion and on three (3) Trading Days’ written notice, may redeem all outstanding Preferred Shares for one hundred nine and one half percent (109.5%) of the stated value, plus any accrued but unpaid dividends, plus all other amounts due to the Holder pursuant to the Certificate of Designation and/or any Transaction Documents.

From the date of issuance until the date no shares of Series C Preferred Stock are issued and outstanding, unless Holders of at least 75% in Stated Value of the then outstanding shares of Preferred Stock shall have otherwise given prior written consent, the Corporation shall not, and shall not permit any of the Subsidiaries to, directly or indirectly: (a) other than Permitted Indebtedness, enter into, create, incur, assume, guarantee or suffer to exist any indebtedness for borrowed money of any kind, including but not limited to, a guarantee, on or with respect to any of its property or assets now owned or hereafter acquired or any interest therein or any income or profits therefrom; (b) other than Permitted Liens, enter into, create, incur, assume or suffer to exist any Liens of any kind, on or with respect to any of its property or assets now owned or hereafter acquired or any interest therein or any income or profits therefrom; (c) amend its charter documents, including, without limitation, its articles of incorporation and bylaws, in any manner that materially and adversely affects any rights of the Holder; (d) repay, repurchase or offer to repay, repurchase or otherwise acquire of any shares of its Common Stock, Common Stock Equivalents or Junior Securities, other than as to the Conversion Shares as permitted or required under the Transaction Documents: (e) pay cash dividends or distributions on Junior Securities of the Corporation; f) enter into any transaction with any Affiliate of the Corporation which would be required to be disclosed in any public filing with the Commission, unless such transaction is made on an arm’s-length basis and expressly approved by a majority of the disinterested directors of the Corporation (even if less than a quorum otherwise required for board approval); or(g) enter into any agreement with respect to any of the foregoing.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Series E Preferred Stock

The board of directors has designated 4,350,000 shares of Series E Preferred Stock. As of the date of this report, there are 3,350,000 shares of Series E Preferred Stock outstanding. The Series E Preferred Stock ranks subordinate to the Company’s common stock as to distributions of assets upon liquidation, dissolution or winding up of the Corporation. The Series E preferred stock is non-redeemable, does not have rights upon liquidation of the Company and does not receive dividends. The outstanding shares of Series E Preferred Stock have the right to take action by written consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of equity instruments with voting rights. As a result, the holder of Series E Preferred Stock has 2/3rds of the voting power of all shareholders at any time corporate action requires a vote of shareholders.

Series F Convertible Preferred Stock

The board of directors has designated 10,000 shares of Series F Convertible Preferred Stock with a par value of $1.00 per share. As of the date of this report, there are 2,513 shares of Series F Convertible Preferred Stock outstanding. The Series F Convertible Preferred Stock is non-redeemable, does not have rights upon liquidation of the Company, does not have voting rights and does not receive dividends. Each holder may, at any time and from time to time convert all, but not less than all, of their shares of Series F Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by three and 45 100ths (3.45) on a pro rata basis. So long as any shares of Series F Convertible Preferred Stock are outstanding, the Company shall not, without first obtaining the approval of the majority of the holders: (a) alter or change the rights, preferences or privileges of any capital stock of the Company so as to affect adversely the Series F convertible preferred stock; (b) create any Senior Securities; (c) create any pari passu Securities; (d) do any act or thing not authorized or contemplated by the Certificate of Designation which would result in any taxation with respect to the Series F Convertible Preferred Stock under Section 305 of the Internal Revenue Code of 1986, as amended, or any comparable provision of the Internal Revenue Code as hereafter from time to time amended, (or otherwise suffer to exist any such taxation as a result thereof).

Series G Preferred Stock

The board of directors has designated 100,000 shares of Series G Preferred Stock. As of the date of this report, there are no shares of Series G Preferred Stock outstanding. The series G shares are redeemable at $1,000 per share. The Series G preferred stock does not have voting rights, does not have rights upon liquidation of the Company and does not receive dividends.

Summary of Preferred Stock Activity

Series B Convertible, Redeemable Preferred Stock (Temporary Equity)

On April 27, 2024, in connection with a Share Purchase Agreement the Company created a new class of Series B Convertible Redeemable Preferred Shares with 5,000 authorized shares.

In exchange for 300 Series B Convertible Redeemable Preferred Shares , the Company received gross proceeds of $300,000 with net proceeds of $278,000 after paying $10,000 in legal fees and 12,000 in broker fees both charged against paid in capital. In addition, as a commitment fee the Company issued an additional 20 Series B Convertible Redeemable Preferred Shares, with a fair value of $24,000 charged to paid in capital. The shares have a redemption value of $1,200 per share. The Company had to redeem one third of these shares in 30, days and each 30 days thereafter until all the shares are redeemed at 90 days. The Company had to also pay an 8% dividend from issue date to redemption date. On May 30, June 28 and July 28, 2024 the Company then issued total dividends of 4.32 shares of Series B Convertible Redeemable Preferred Shares having a value of $5,188 and, fully redeemed the outstanding 324 Series B shares for $389,189 including deemed dividends of $89,189 which represents the redemption value over the purchase cost of the shares. At February 28, 2025 there were 0 shares outstanding.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Series C Convertible, Redeemable Preferred Stock (Temporary Equity)

On February 10, 2025, in connection with a Share Purchase Agreement the Company created a new class of Series C Convertible Redeemable with 1,000 authorized shares.

In exchange for 306 Series C Convertible Redeemable Preferred Shares , the Company received gross proceeds of $306,000 with net proceeds of $278,580 after paying $6,000 in legal fees and $21,420 in broker fees both charged against paid in capital. The Company must redeem the shares at stated capital of 1,200 per share and a 1.09 premium at 180 days after issuance. The Company recorded the 306 outstanding shares at its redemption value of $402,084 at February 28, 2025, with the offsetting adjustment to paid in capital.

Series F Convertible Preferred Stock

Each holder of Series F Convertible Preferred Shares may, at any time and from time to time convert all, but not less than all, of their shares into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by three and 45 100ths (3.45) on a pro rata basis.

On April 30, 2024 the Company increased authorized shares to 10,000 Series F Preferred Shares.

Series F Preferred Stock Activity:

During the year ended February 28, 2025 Series F shareholders had the following activity:

—

A Series F preferred shareholder exchanged 20 Series F preferred shares for a $400,000 note payable. (see Note 11). The Company record an adjustment to the par value of the shares of $20, paid -in capital for the carrying value of the shares of $65,793 with the remaining amount of $334,187 a deemed dividend.

During the year ended February 29, 2024 Series F shareholders had the following activity:

—	A total of 244 Series F Preferred Stock Warrants issued along with debt to a lender.

Unissued Series F Preferred Stock

At both February 28, 2025 and February 29, 2024 there remains 46 issuable Series F preferred stock at a value of $99,086.

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	939	$1.00	9.5
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2025	939	$1.00	8.5

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Summary of Common Stock Activity

The Company increased authorized common shares from 5,000,000,000 to 6,000,000,000 on July 8, 2022, from 6,000,000,000 to 7,225,000,000 on March 19, 2023 from 7,225,000,000 to 10,000,000,000 on August 30, 2023, from 10,000,000,000 to 12,500,000,000 on March 22, 2024., from 12,500,000,000 to 15,000,000,000 on October 4, 2024 and from 15,000,000,000 to 20,000,000,000 on February 21, 2025.

Summary of Common Stock Activity

During the year ended, February 28, 2025, common shareholders had the following activity:

—	the Company issued 4,979,636,877 common shares with gross proceeds of $13,697,245 and net proceeds of $13,120,679 after paid issuance costs of $576,565. Included in the net proceeds are $418,669 in share proceeds receivable received after year end. Included in these common shares was a commitment fee of $125,000 on the issuance of 43,859,650 shares bringing total fees to $701,565.

—	the Company issued 194,065,933 common shares to repay $562,000 loans payable from two different lenders.

During the year ended, February 29, 2024, common shareholders had the following activity:

—	the Company issued 3,383,509,359 common shares with gross proceeds of $11,282,955 and net proceeds of $10,825,895 after issuance costs of $457,060.

—	the Company issued 6,500,000 common shares for services with a fair value of $44,460.

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2023	314,217,451	$0.114	1.95
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(13,621,790)	(0.01)	—
Outstanding at February 29, 2024	300,595,661	$0.003	1.00
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	(253,324,212)	(0.003)	—
Outstanding at February 28, 2025	47,271,449	$0.003	2.44

During the year ended February 28, 2025 warrant holders had the following activity:

—	During the year warrants to acquire 253,324,212 shares expired.

During the year ended February 29, 2024 warrant holders had the following activity:

—	On January 27, 2024 warrants to acquire 13,621,790 shares expired.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended February 28, 2025 and February 29, 2024, the Company recorded a total of $0 and $0, respectively on stock-based payments for warrants with a corresponding adjustment to additional paid-in capital.

For the years ended February 28, 2025 and February 29, 2024 the Company recorded a total of $331,685 and $272,559 respectively, to stock-based compensation for options and shares with a corresponding adjustment to additional paid-in capital. In addition the Company recorded other stock based compensation of $0 and ($479,000), respectively with a corresponding adjustment to incentive compensation plan payable, payable in Series G Preferred shares which have not yet been issued.

Summary of Common Stock Option Activity

Summary of CEO Compensation Grant

On April 9, 2021 the Company entered into a renewable Employment Agreement with Chief Executive Officer, Steven Reinharz with a three- year term under the following terms whereby stock awards will be granted if certain conditions are met:

Objective #3:	Sales in any fiscal quarter exceed the total sales in fiscal year 2021 for the first time.

Award #3:	Five hundred (500) shares of Series G preferred stock.

Objective #4:	One hundred fifty (150) devices are deployed in the marketplace.

Award #4:	Two hundred fifty (250) shares of Series G preferred stock.

Objective #5:	Year-to-date sales at any point in fiscal year 2022 exceed One Million Dollars ($1,000,000).

Award #5:	Two hundred fifty (250) shares of Series G preferred stock.

Objective #6:	The price per share of common stock has increased to and maintains a price of Ten Cents ($0.10) or more for ten (10) days in a thirty (30) day period.

Award #6:	Two hundred fifty (250) shares of Series G preferred stock.

Objective #7:	The price per share of common stock has increased to and maintains a price of Twenty Cents ($0.20) or more for ten (10) days in a thirty (30) day period.

Award #7:	Five hundred (500) shares of Series G preferred stock.

Objective #8:	The RAD 3.0 products are launched into the marketplace by November 30, 2021.

Award #8:	Five hundred (500) shares of Series G preferred stock.

Objective #9:	RAD receives an order for fifty (50) units from a single customer.

Award #9:	Five hundred (500) shares of Series G preferred stock.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On January 31, 2024 the Company added the following Objective effective March 1, 2022:

Objective # 10	In any fiscal quarter, attrition , measured by loss of recurring monthly revenue does not exceed 10%

Award #10	Two hundred fifty (250) shares of Series G preferred stock.

The fair value of the first two awards was obtained through the use of the Monte Carlo method was $69,350 with a charge to stock- based compensation and a corresponding charge to paid in capital. The fair value of the remaining rewards was determined by calculating the vesting amounts of each reward and then determining for each reporting period the requisite service rendered and applying that against the cash redemption value of the number of shares of Series G issuable for each tier in the agreement. For the period ended February 28, 2025 that amount totaled $0. For the period ended February 29, 2024 that amount totaled $1,521,000 with a charge to stock-based compensation and a corresponding charge to incentive compensation plan payable. For the period ended February 28, 2023 that amount totaled $499,500 with a charge to stock-based compensation and a corresponding charge to incentive compensation plan payable.

On April 14, 2021, the Shareholders of Series E Preferred Stock and the Board of Directors of our Company (“Board”) approved and adopted the 2021 Incentive Stock Plan (the “2021 Plan”). On August 11, 2022 the Company amended the 2021 Plan increasing the maximum number of shares applicable to the 2021 Plan from 5,000,000 to 100,000,000. On August 14, 2023 the Company further amended the plan increasing the maximum shares to 200,000,000.

The purpose of the 2021 Plan is to promote the success of the Company by authorizing incentive awards to retain Directors, executives, selected Employees and Consultants, and reward participants for making major contributions to the success of the Company. The 2021 Plan authorizes the granting of stock options, restricted stock, restricted stock units, stock appreciation rights and stock awards. A total of two hundred million (200,000,000) shares of common stock may be issued under the 2021 Plan. All awards under the 2021 Plan, whether vested or unvested, are subject to the terms of any recoupment, clawback or similar policy of the Company in effect from time to time, as well as any similar provisions of applicable law, which could in certain circumstances require repayment or forfeiture of awards or any shares of stock or other cash or property received with respect to the awards, including any value received from a disposition of the shares acquired upon payment of the awards. The 2021 Plan will be administered by the Board or any Committee authorized by the Board, if applicable, which will have the sole authority to, among other things: construe and interpret the 2021 Plan; make rules and regulations relating to the administration of the 2021 Plan; select participants; and establish the terms and conditions of awards, all in accordance with the terms of the 2021 Plan. The 2021 Plan will remain in effect until April 14, 2031, unless sooner terminated by the Board. Termination will not affect awards then outstanding.

During the year ended February 28, 2025 the Company had the following common stock option activity:

—	On the original 2021 plan, options to purchase 2,475,000 shares were forfeited due to employee terminations. On the 2023 plan (see below) 3,963,404 options to purchase shares were forfeited due to employee terminations.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

During the year ended February 29, 2024 the Company had the following common stock option activity:

—	On September 1, 2023, the Company as an addition to the afore-mentioned Incentive Stock Option Plan issued 114,217,035 shares to 48 employees. The shares were issued with an exercise price of $0.02, vest after 4 years with a 5 year term having a fair value of $593,929 using the Black-Scholes model with assumptions described below:

Strike price	$0.02
Fair value of Company’s common stock	$0.0052
Dividend yield	0.00%
Expected volatility	320.5
Risk free interest rate	4.29%
Expected term (years)	4.50

The Company recorded $74,241 in stock-based compensation on the 2023 plan which represents the current expense over the vesting period. In addition the company recorded $198,357 stock based compensation on the 2022 options , so for the year ended February 29, 2024 the Company recorded a total of $272,599 in stock based compensation with a corresponding increase in paid up capital.

—	On the original 2021 plan, options to purchase 21,275,000 shares were forfeited due to employee terminations

Summary of Common Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	95,725,000	$0.02	4.75
Issued	114,217,035	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(21,275,000)	$0.02	(4.00)
Outstanding at February 29, 2024	188,667,035	$0.02	4.10

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2024	188,667,035	$0.02	4.10
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(6,438,934)	$0.02	(3.50)
Outstanding at February 28, 2025	182,228,131	$0.02	3.10